CONCENTRATIONS OF BUSINESS AND CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF BUSINESS AND CREDIT RISK
3.	CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances in several financial institutions which are insured by the Federal Deposit Insurance Corporation up to certain federal limitations.

The Company provides credit in the normal course of business to customers located throughout the U. S. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

4. CONCENTRATIONS OF BUSINESS AND CREDIT RISK

The Company maintains cash balances in several financial institutions which currently are insured by the Federal Deposit Insurance Corporation. Balances in these accounts may, at times, exceed the federally insured limits.

The Company provides credit in the normal course of business to customers and performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

For the year ended December 31, 2013, three significant customers (defined as contributing at least 10%) accounted for 55% (31%, 13%, and 11%) of net sales. For the year ended December 31, 2012, one significant customer accounted for 57% of net sales. The loss of any of these customers could have a material adverse effect on our business.